Eagle Mutual Funds SUMMARY OF CAPITAL APPRECIATION FUND | 3.1.2011
Investment objective
The Eagle Capital Appreciation Fund ("Capital Appreciation Fund" or the "fund") seeks long-term capital appreciation.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees EAGLE CAPITAL APPRECIATION FUND	Class A		Class C	Class I	Class R-3	Class R-5
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses EAGLE CAPITAL APPRECIATION FUND		Class A	Class C	Class I	Class R-3	Class R-5
Investment Advisory Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		0.42%	0.39%	0.31%	0.39%	0.27%
Total Annual Fund Operating Expenses	[1]	1.27%	1.99%	0.91%	1.49%	0.87%
[1]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.40%, Class C - 2.20%, Class I - 0.95%, Class R-3 - 1.65%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example EAGLE CAPITAL APPRECIATION FUND (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	598	859	1,139	1,936
Class C	202	624	1,073	2,317
Class I	93	290	504	1,120
Class R-3	152	471	813	1,779
Class R-5	89	278	482	1,073

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies

During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be undervalued in relation to the company's long-term growth fundamentals. The primary focus of the fund's portfolio management team is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund invests in the stocks of companies of any size without regard to market capitalization and will sell securities when they no longer meet the portfolio management team's investment criteria. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds.

Principal risks

The greatest risk of investing in this fund is that you could lose money.The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):	Return	Quarter ended

Best Quarter	22.13%	June 30, 2009

Worst Quarter	(33.06)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns EAGLE CAPITAL APPRECIATION FUND	Inception Date	1-yr	5-yr	10-yr	Lifetime
Class A	Dec 12, 1985	5.52%	2.33%	1.58%
Class A Before Taxes Return After Taxes on Distributions	Dec 12, 1985	5.52%	1.75%	1.29%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Dec 12, 1985	3.59%	1.87%	1.29%
Class C	Apr 3, 1995	10.00%	2.55%	1.30%
Class I	Mar 21, 2006	11.22%			2.80%
Class R-3	Sep 12, 2007	10.58%			(1.21%)
Class R-5	Oct 2, 2006	11.24%			3.03%
Russell 1000 Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%	3.32%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	EAGLE CAPITAL APPRECIATION FUND
Central Index Key	dei_EntityCentralIndexKey	0000771809
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
EAGLE CAPITAL APPRECIATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%	[2]
Year 1	rr_ExpenseExampleYear01	598
Year 3	rr_ExpenseExampleYear03	859
Year 5	rr_ExpenseExampleYear05	1,139
Year 10	rr_ExpenseExampleYear10	1,936
Annual Return 2001	rr_AnnualReturn2001	(8.14%)
Annual Return 2002	rr_AnnualReturn2002	(24.39%)
Annual Return 2003	rr_AnnualReturn2003	26.65%
Annual Return 2004	rr_AnnualReturn2004	12.61%
Annual Return 2005	rr_AnnualReturn2005	5.20%
Annual Return 2006	rr_AnnualReturn2006	11.44%
Annual Return 2007	rr_AnnualReturn2007	13.37%
Annual Return 2008	rr_AnnualReturn2008	(45.62%)
Annual Return 2009	rr_AnnualReturn2009	54.79%
Annual Return 2010	rr_AnnualReturn2010	10.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.06%)
1-yr	rr_AverageAnnualReturnYear01	5.52%
5-yr	rr_AverageAnnualReturnYear05	2.33%
10-yr	rr_AverageAnnualReturnYear10	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 1985
EAGLE CAPITAL APPRECIATION FUND | Class A | Before Taxes Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	5.52%
5-yr	rr_AverageAnnualReturnYear05	1.75%
10-yr	rr_AverageAnnualReturnYear10	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 1985
EAGLE CAPITAL APPRECIATION FUND | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	3.59%
5-yr	rr_AverageAnnualReturnYear05	1.87%
10-yr	rr_AverageAnnualReturnYear10	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 1985
EAGLE CAPITAL APPRECIATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%	[2]
Year 1	rr_ExpenseExampleYear01	202
Year 3	rr_ExpenseExampleYear03	624
Year 5	rr_ExpenseExampleYear05	1,073
Year 10	rr_ExpenseExampleYear10	2,317
1-yr	rr_AverageAnnualReturnYear01	10.00%
5-yr	rr_AverageAnnualReturnYear05	2.55%
10-yr	rr_AverageAnnualReturnYear10	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 1995
EAGLE CAPITAL APPRECIATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%	[2]
Year 1	rr_ExpenseExampleYear01	93
Year 3	rr_ExpenseExampleYear03	290
Year 5	rr_ExpenseExampleYear05	504
Year 10	rr_ExpenseExampleYear10	1,120
1-yr	rr_AverageAnnualReturnYear01	11.22%
Lifetime	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 21, 2006
EAGLE CAPITAL APPRECIATION FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%	[2]
Year 1	rr_ExpenseExampleYear01	152
Year 3	rr_ExpenseExampleYear03	471
Year 5	rr_ExpenseExampleYear05	813
Year 10	rr_ExpenseExampleYear10	1,779
1-yr	rr_AverageAnnualReturnYear01	10.58%
Lifetime	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 12, 2007
EAGLE CAPITAL APPRECIATION FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%	[2]
Year 1	rr_ExpenseExampleYear01	89
Year 3	rr_ExpenseExampleYear03	278
Year 5	rr_ExpenseExampleYear05	482
Year 10	rr_ExpenseExampleYear10	1,073
1-yr	rr_AverageAnnualReturnYear01	11.24%
Lifetime	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2006
EAGLE CAPITAL APPRECIATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Eagle Mutual Funds SUMMARY OF CAPITAL APPRECIATION FUND | 3.1.2011
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Eagle Capital Appreciation Fund ("Capital Appreciation Fund" or the "fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least  $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 36 of the fund's prospectus and on page 25 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses deducted from fund assets):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Capital Appreciation Fund seeks to achieve its objective by investing at least 65% of its net assets in common stocks of companies that have the potential for attractive long-term growth in earnings, cash flow and total worth of the company. In addition, the portfolio management team prefers to purchase stocks that appear to be undervalued in relation to the company's long-term growth fundamentals. The primary focus of the fund's portfolio management team is the analysis of individual companies rather than the industry in which that company operates or the economy as a whole. The fund invests in the stocks of companies of any size without regard to market capitalization and will sell securities when they no longer meet the portfolio management team's investment criteria. Although the fund is diversified, it normally will hold a core portfolio of stocks of fewer companies than many other diversified funds.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The greatest risk of investing in this fund is that you could lose money.The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/ or economic conditions. As a result, the fund's net asset value ("NAV") also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in "Additional Information About Risk Factors":

•	Focused holdings risk is the risk of a fund holding a core portfolio of stocks of fewer companies than other diversified funds;

•	Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;

•	Sector risk is the risk of a fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions;

•	Small- and mid-cap company risk arises because small- and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and

•	Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund's Class A share performance from one year to another. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	eagleasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 10 year period (Class A shares):	Return	Quarter ended

Best Quarter	22.13%	June 30, 2009

Worst Quarter	(33.06)%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3 and Class R-5 will vary.

EAGLE CAPITAL APPRECIATION FUND | Russell 1000 Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	16.71%
5-yr	rr_AverageAnnualReturnYear05	3.75%
10-yr	rr_AverageAnnualReturnYear10	0.02%
Lifetime	rr_AverageAnnualReturnSinceInception	3.32%

[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 29, 2012 as follows: Class A - 1.40%, Class C - 2.20%, Class I - 0.95%, Class R-3 - 1.65%, and Class R-5 - 0.95%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.